PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
11.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment are summarized as follows:

	2017	2016
	(Dollars in Thousands)
Land and improvements	$246	$246
Buildings and improvements	2,165	2,165
Furniture, fixtures, and equipment	1,201	1,192

	3,612	3,603
Less accumulated depreciation	3,158	3,061

Total	$454	$542

Depreciation charged to operations was $97 thousand, $98 thousand, and $91 thousand for the years ended June 30, 2017, 2016, and 2015, respectively.